Statements of Changes in Net Assets Available for Benefits - EBP 016 - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Plan interest in Master Trust (Note 8), at fair value	$ 912,947,160	$ 738,390,049
Interest income on notes receivable from participants	1,857,901	701,543
Transfers from other plans, net (Note 4)	3,333,153,489	5,761,863
Participant contributions	133,673,360	79,107,635
Rollover contributions	12,156,988	9,588,572
Employer contributions	52,385,780	37,802,501
Benefits paid to participants	(651,530,096)	(301,938,134)
Increase in net assets available for benefits	3,794,644,582	569,414,029
Net assets available for benefits, beginning of year	3,563,947,653	2,994,533,624
Net assets available for benefits, end of year	$ 7,358,592,235	$ 3,563,947,653